Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Dilutive Common Stock Equivalents (Details) (Parenthetical) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Common stock issuable upon conversion, shares	4,368,486	7,936,740
Common stock issuable upon conversion	$ 1,186,176	$ 793,674
Beneficial ownership limitations percentage	4.99%	4.99%